U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

1.  Name and address of issuer:
			Tweedy, Browne Fund Inc.
			350 Park Avenue 9th Floor
			New York, NY 10022

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
or classes):[   x  ]

3.  Investment Company Act File Number:	811-7458

    Securities Act File Number:	33-57724

4.  (a)Last day of fiscal year for which this Form is filed: March 31, 2005

    (b)Check box if this Form is being filed late (i.e., more than
90 calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)Check box if this is the last time the issuer will be
filing this form.   [     ]

5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
 $       1,460,987,559

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
	   $ 935,166,500

(iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:
	   $247,078,706

(iv) Total available redemption credits [add items 5(ii)
and 5(iii):         $1,182,245,206

(v) Net sales - if item 5(i) is greater than Item 5(iv)
         subtract Item 5(iv) from Item(i)]:
$278,742,353

(vi) Redemption credits available for use in future
         years - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
 $   -0-

    (vii)	Multiplier for determining registration fee:
 x   .0001177


(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]:
 =$32,807.97


6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here N/A.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction
D): $	N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$32,807.97

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

     CIK Number designated to receive payment:   896975

    Method of Delivery:

         [ X  ]	Wire Transfer
         [    ]	Mail or other means

	SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By	   / s / Hugh Carter
         Hugh Carter
	   Assistant Treasurer
Date	   May 26, 2005